Inventory, net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventory net [Line Items]
Finished goods		$ 6,151	$ 12,763
Products in process		56,190	66,651
Spare parts and supplies		84,787	63,946
Provision for impairment of value of inventory (b)		(11,603)	(8,386)
Inventory gross		147,128	143,360
Finished goods [Abstract]
Current inventories		132,287	120,947
Inventories, net		3,238	14,027
Inventories		135,525	134,974
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of inventory net [Line Items]
Inventory gross		77,722	76,570
Allowance for obsolescence of materials and supplies		(7,076)	(5,272)
Finished goods [Abstract]
Inventories		70,646	71,298
Minera Yanacocha SRL and subsidiary [Member] | Precious metals [Member]
Disclosure of inventory net [Line Items]
Inventory gross		15,446	15,012
Minera Yanacocha SRL and subsidiary [Member] | Leach in circuit [Member]
Disclosure of inventory net [Line Items]
Inventory gross		8,057	6,378
Minera Yanacocha SRL and subsidiary [Member] | Mill in circuit [Member]
Disclosure of inventory net [Line Items]
Inventory gross		2,048	2,493
Minera Yanacocha SRL and subsidiary [Member] | Materials and supplies [Member]
Disclosure of inventory net [Line Items]
Inventory gross		52,171	52,687
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of inventory net [Line Items]
Products in process	[1]	148,928	148,178
Finished goods [Abstract]
Copper cathode		4,032	8,220
Copper concentrate		18,068	15,073
Molybdenum concentrate		1,896	2,763
Less: Provision for obsolescence of materials and supplies		(1,237)	(303)
Current inventories		445,626	425,566
Inventories, net	[1]	248,452	300,614
Inventories		694,078	726,180
Materials and supplies		$ 273,939	$ 251,635

[1]	Work-in-process inventories represent mill and leach stockpiles which contain higher grade ores (mill stockpiles) and medium and lower grade ores (leach stockpiles) that have been extracted from the open pit and are available for copper recovery. Based on the future mine plan production, the Company identifies the portion of inventory that is classified as current or long term. For mill stockpiles, recovery is through milling and concentrating. For leach stockpiles, recovery is through exposure to acidic solutions that dissolve copper and deliver it in a solution to extraction processing facilities.